POST-EMPLOYMENT BENEFITS - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Service cost	€ 52	€ 46	€ 52
Past service cost	0	3	0
Net interest cost	2	1	1
Administrative expenses	2	2	2
Total cost	€ 56	€ 52	€ 55